Since Inception [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%		13.86%
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)
S&P Target Date To 2035 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.25%		7.04%
Class R5 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.12%		8.57%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.19%		7.06%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.65%		4.78%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.59%		4.72%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.98%		7.53%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.32%		7.88%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.24%		8.69%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.16%		8.58%
Class R3 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.68%		8.17%
Class R4 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.00%		8.43%
Since Inception | Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.86%
Performance Inception Date			Dec. 31, 2019
Since Inception | Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		(0.33%)
Performance Inception Date			Dec. 31, 2019
Since Inception | S&P Target Date To 2035 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.04%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class R5 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.57%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.06%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		4.78%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		4.72%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.53%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.88%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.69%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.58%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R3 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.17%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R4 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.43%
Performance Inception Date	[1]		Dec. 31, 2019

[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	Since inception December 31, 2019.